SUMMARY OF RELATIONSHIP WITH COMPANY (Details)	12 Months Ended
Mar. 31, 2024
Kingsley Cheng [Member]
Related Party Transaction [Line Items]
Relationship with Company	Former director of the Company	[1]
Claire Luk [Member]
Related Party Transaction [Line Items]
Relationship with Company	Director of the Company
Roma Appraisals Limited (the “RAL”) [Member]
Related Party Transaction [Line Items]
Relationship with Company	Fellow subsidiary of RRA prior to the reorganization	[2]
Project P Enterprise Limited (the “Project P”) [Member]
Related Party Transaction [Line Items]
Relationship with Company	Fellow subsidiary of RRA prior to the reorganization
KLS Consultants Limited (the “KLS”) [Member]
Related Party Transaction [Line Items]
Relationship with Company	Fellow subsidiary of RRA prior to the reorganization
B.I. Appraisals Limited (the “B.I. Appraisals”) [Member]
Related Party Transaction [Line Items]
Relationship with Company	Fellow subsidiary of RRA prior to the reorganization
Ranger Advisory Co. Limited (“Ranger”) [Member]
Related Party Transaction [Line Items]
Relationship with Company	Related company formerly controlled by Mr. Cheng, former director	[1]

[1]	Mr. Cheng resigned as a director of the Company on April 6, 2023. As a result, Ranger ceased to be related party since April 6, 2023.
[2]	RAL, Project P, KLS and B.I. Appraisals were no longer related parties of the Company after the reorganization in July 2022.